Stock Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Stock Based Compensation

Note 10. Equity Incentive Plan Grants

On December 15, 2021, our shareholders approved the FG Financial Group, Inc. 2021 Equity Incentive Plan (the “2021 Plan”). The purpose of the 2021 Plan is to attract and retain directors, consultants, officers and other key employees of the Company and its subsidiaries and to provide to such persons incentives and rewards for superior performance. The 2021 Plan is administered by the Compensation and Management Resources Committee of the Board and has a term of ten years. The 2021 Plan awards may be in the form of stock options (which may be incentive stock options or nonqualified stock options), stock appreciation rights (or “SARs”), restricted shares, restricted share units (or “RSUs”), and other share-based awards, and provides for a maximum of 1,500,000 shares available for issuance. On March 24, 2023, the Company’s board of directors approved an amendment to the 2021 Plan to increase the number of shares available for issuance from 1,500,000 to 2,000,000. As of March 31, 2024, there were approximately 0.3 million shares remaining available for future issuance.

In addition, on March 24, 2023, the board of directors approved an employee purchase plan (“ESPP Plan”) whereby qualifying employees can choose each year to have up to 5% of their annual base earnings withheld to purchase the Company’s common shares in the open market. The Company matches 100% of the employee’s contribution amount after thirty days of employment.

Total stock-based compensation expense for three months ended March 31, 2024 and 2023 was approximately $0.3 million and $0.1 million, respectively. As of March 31, 2024, total unrecognized stock compensation expense of approximately $1.5 million remains, which will be recognized through December 2028. Stock compensation expense has been reflected in the Company’s financial statements as part of general and administrative expense.

As part of the Merger, each restricted stock unit and stock option award granted pursuant to the terms of FGH’s 2017 Omnibus Equity Compensation Plan were converted into options to purchase or receive an equal number of shares of the Company’s common stock. The term, vesting schedule and all of the other terms of each FGH restricted stock unit and stock option award assumed in the Merger were not changed.

Restricted Stock Units

The following table summarizes RSU activity for the quarter ended March 31, 2024:

Restricted Stock Units	Number of Units	Weighted Average Grant Date Fair Value
Non-vested units, December 31, 2023	1,472,147	$2.31
Granted	700,000	1.31
Vested	(1,209,143)	1.94
Forfeited	-
Non-vested units, March 31, 2024	962,734	$2.04

The table above includes activity for RSUs for FGH and FGF. The Company granted a total of 700,000 RSUs to members of the Company’s management on January 3, 2024, all of which vested on February 17, 2024.

Stock Options

The following table summarizes activity for stock options issued for the quarter ended March 31, 2024:

Common Stock Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (yrs)	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value
Outstanding, December 31, 2023	715,000	$3.22	8.0	$1.41	$-
Granted	–	–	–	–	–
Exercised	–	–	–	–	–
Cancelled	–	–	–	–	–
Outstanding, March 31, 2024	715,000	$3.22	6.8	$1.41	$-
Exercisable, March 31, 2024	415,500	$3.66	4.3	$1.39	$–

The table above includes activity for stock options for both FGH and FGF.

FG Group Holdings Inc [Member]
Stock Based Compensation

13. Stock Compensation

The Company recognizes compensation expense for all stock-based payment awards based on estimated grant date fair values. Stock-based compensation expense included in total selling and administrative expenses approximated $1.6 million and $0.7 million for the years ended December 31, 2023 and December 31, 2022, respectively.

The Company’s 2017 Omnibus Equity Compensation Plan (“2017 Plan”) was approved by the Company’s stockholders and provides the Compensation Committee of the Board of Directors with the discretion to grant stock options, stock appreciation rights, restricted shares, restricted stock units, performance shares, performance units and other stock- based awards and cash-based awards. Vesting terms vary with each grant and may be subject to vesting upon a “change in control” of the Company. On December 17, 2019, the Company’s stockholders approved the amendment and restatement of the 2017 Plan to (i) increase the number of shares of the Company’s common stock authorized for issuance under the 2017 Plan by 1,975,000 shares and (ii) extend the expiration date of the 2017 Plan by approximately two years, until October 27, 2029. As of December 31, 2023, 1,826,372 shares were available for issuance under the amended and restated 2017 Plan.

Stock Options

The following table summarizes stock option activity for 2023:

	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2022	639,500	$3.72	5.6	$127
Granted	107,500	1.96
Exercised	-
Forfeited	(18,000)	1.99
Expired	(144,000)	4.79
Outstanding at December 31, 2023	585,000	$3.19	5.6	$-
Exercisable at December 31, 2023	415,500	$3.66	4.6	$-

The aggregate intrinsic value in the table above represents the total that would have been received by the option holders if all in-the-money options had been exercised and sold on the date indicated.

The Company did not grant stock options during the year ended December 31, 2022 and granted a total of 107,500 options during the year ended December 31, 2023. Options to purchase shares of common stock were granted with exercise prices equal to the fair value of the common stock on the date of the grant. The weighted average grant date fair value of stock options granted during the year ended December 31, 2023 was $1.96. The fair value of each stock option granted is estimated on the date of grant using a Black-Scholes valuation model with the following weighted average assumptions:

Expected dividend yield at date of grant	0.00%
Risk-free interest rate	3.52%
Expected stock price volatility	68.2%
Expected life of options (in years)	5.0

As of December 31, 2023, 169,500 stock option awards were non-vested. Unrecognized compensation costs related to all stock options outstanding amounted to $0.1 million at December 31, 2023, which is expected to be recognized over a weighted-average period of 1.9 years.

Restricted Stock Units

The following table summarizes restricted stock unit activity for 2023:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2022	206,934	$2.06
Granted	541,039	1.95
Shares vested	(256,934)	2.04
Shares forfeited	(40,000)	1.96
Non-vested at December 31, 2023	451,039	$1.96

The Company awarded a total of 541,039 and 120,829 restricted stock units during the years ended December 31, 2023 and 2022, respectively. The Company estimates the fair value of restricted stock awards based upon the market price of the underlying common stock on the date of grant. The weighted average grant date fair value of restricted stock units granted during the years ended December 31, 2023 and 2022 was $1.95 and $2.40, respectively.

The fair value of restricted stock awards that vested during the years ended December 31, 2023 and 2022 was $0.5 million and $0.6 million, respectively.

As of December 31, 2023, the total unrecognized compensation cost related to non-vested restricted stock awards was approximately $0.6 million, which is expected to be recognized over a weighted average period of 1.8 years.

Strong Global Entertainment Inc [Member]
Stock Based Compensation

13. Stock Based Compensation

The Company recognizes compensation expense for all stock-based payment awards based on estimated grant date fair values. Stock-based compensation expense included in selling and administrative expenses approximated $0.1 million and $18,000 for the three months ended March 31, 2024 and March 31, 2023, respectively.

The Company’s 2023 Share Compensation Plan (the “Plan”) was approved by the Compensation Committee of the Board of Directors with the discretion to grant stock options, stock appreciation rights, restricted shares, restricted stock units, performance shares, performance units and other stock-based awards and cash-based awards. Vesting terms vary with each grant and may be subject to vesting upon a “change in control” of the Company. As of December 31, 2023, approximately 0.6 million shares were available for issuance under the Plan.

Stock Options

The Company did not grant any stock options during the three months ended March 31, 2024. The following table summarizes stock option activity for the three months ended March 31, 2024:

	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2023	156,000	$3.11	9.4	$-
Granted	-
Exercised	-
Forfeited	(12,500)	3.11
Expired	-
Outstanding at March 31, 2024	143,500	$3.11	9.2	$-
Exercisable at March 31, 2024	-	$-	-	$-

The aggregate intrinsic value in the table above represents the total that would have been received by the option holders if all in-the-money options had been exercised and sold on the date indicated.

As of March 31, 2024, 143,500 stock option awards have not vested. Unrecognized compensation cost related to non-vested stock options was approximately $0.2 million, which is expected to be recognized over a weighted average period of 4.2 years.

Restricted Stock Units

The Company estimates the fair value of restricted stock awards based upon the closing price of the underlying common stock on the date of grant. The following table summarizes restricted stock unit activity for the three months ended March 31, 2024:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2023	174,000	$3.52
Granted	-
Shares vested	-
Shares forfeited	(25,000)	3.11
Non-vested at March 31, 2024	149,000	$3.58

As of March 31, 2024, the total unrecognized compensation cost related to non-vested restricted stock unit awards was approximately $0.3 million, which is expected to be recognized over a weighted average period of 1.8 years.

16. Stock Based Compensation

The Company recognizes compensation expense for all stock-based payment awards based on estimated grant date fair values. Stock-based compensation expense included in selling and administrative expenses approximated $1.01 million and $0.1 million for the years ended December 31, 2023 and December 31, 2022, respectively.

The Company’s 2023 Share Compensation Plan (the “Plan”) was approved by the Compensation Committee of the Board of Directors with the discretion to grant stock options, stock appreciation rights, restricted shares, restricted stock units, performance shares, performance units and other stock- based awards and cash-based awards. Vesting terms vary with each grant and may be subject to vesting upon a “change in control” of the Company. As of December 31, 2023, approximately 0.5 million shares were available for issuance under the Plan.

Stock Options

The Company granted a total of 156,000 options during 2023, all of which were granted on June 5, 2023. Options to purchase shares of common stock were granted with exercise prices equal to the fair value of the common stock on the date of the grant. The weighted average grant date fair value of stock options granted on June 5, 2023 was $1.86. The fair value of each stock option granted is estimated on the date of grant using a Black-Scholes valuation model with the following weighted average assumptions:

Expected dividend yield at date of grant	0.00%
Risk-free interest rate	3.82%
Expected stock price volatility	68.7%
Expected life of options (in years)	5.0

The following table summarizes stock option activity for the year ended December 31, 2023:

	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2022	-	$-	-	$-
Granted	156,000	3.11
Exercised	-
Forfeited	-
Expired	-
Outstanding at December 31, 2023	156,000	$3.11	9.4	$-
Exercisable at December 31, 2023	-	$-	-	$-

The aggregate intrinsic value in the table above represents the total that would have been received by the option holders if all in-the-money options had been exercised and sold on the date indicated.

As of December 31, 2023, 156,000 stock option awards were non-vested. Unrecognized compensation cost related to non-vested stock options was approximately $0.2 million, which is expected to be recognized over a weighted average period of 4.4 years.

Restricted Stock Units

The Company estimates the fair value of restricted stock awards based upon the closing price of the underlying common stock on the date of grant. The following table summarizes restricted stock unit activity for the year ended December 31, 2023:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2022	-	$-
Restricted stock units granted	369,000	3.77
Restricted stock units vested	(195,000)	3.99
Restricted stock units forfeited	-
Non-vested at December 31, 2023	174,000	$3.52

As of December 31, 2023, the total unrecognized compensation cost related to non-vested restricted stock unit awards was approximately $0.4 million, which is expected to be recognized over a weighted average period of 2.1 years.